Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0002074160
Registrant Name	Barentsz Capital Limited
Registration File Number	333-290094
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A